Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable

Trade and other receivables include receivables payable by related parties and by third parties as shown in the following table:

In millions of U.S. dollars	December 31, 2014	December 31, 2013
Trade receivables
Amounts due from related parties	159.5	115.4
Amounts due from third parties	21.3	19.0

	180.8	134.4

Other receivables
Amounts due from related parties	—	—
Amounts due from third parties	9.7	21.8

	9.7	21.8

Total	190.5	156.2

Schedule of Movements in Inventory

The movements in inventory reserves are as follows.

In millions of U.S. dollars	2014	2013	2012
Beginning balance	20.2	—	—
Utilizations	(19.6)	—	—
Additions	6.2	19.6	—
Exchange rate changes and other effects	(0.2)	0.6	—

Ending balance	6.6	20.2	—

Schedule of Property Plant and Equipment

Property, plant and equipment as of December 31, 2014 consist of the following:

In millions of U.S. dollars	Acquisition cost	Accumulated depreciation	Book value
Land and buildings	53.7	(4.8)	48.8
Plant and machinery	118.2	(61.3)	56.9
Fixtures and fittings	12.7	(9.0)	3.7
Construction in process	38.5	(0.2)	38.4

Total	223.1	(75.3)	147.8

Property, plant and equipment as of December 31, 2013 consist of the following:

In millions of U.S. dollars	Acquisition cost	Accumulated depreciation	Book value
Land and buildings	58.6	(2.2)	56.4
Plant and machinery	120.2	(42.2)	78.0
Fixtures and fittings	12.7	(7.2)	5.5
Construction in process	5.0	—	5.0

Total	196.5	(51.6)	144.9

Schedule of Intangible Assets

Intangible assets as of December 31, 2014 consist of the following:

In millions of U.S. Dollars	Acquisition cost	Accumulated Amortization	Book Value
Customer relationships	3.9	(0.7)	3.2
Technologies	12.8	(10.1)	2.7
Trade marks	6.0	(0.0)	6.0
Software licenses	13.6	(11.8)	1.8

Total	36.3	(22.6)	13.7

Intangible assets as of December 31, 2013 consist of the following:

In millions of U.S. Dollars	Acquisition cost	Accumulated Amortization	Book Value
Customer relationships	4.4	(0.5)	3.9
Technologies	14.5	(5.7)	8.8
Trade marks	6.9	(0.0)	6.9
Software licenses	14.0	(11.1)	2.9

Total	39.8	(17.3)	22.5

Movements on Warranty Provision

The following table presents the movements on the warranty provision:

In millions of U.S. dollars	2014	2013
Beginning balance	29.0	26.1
Provisions made during the period	4.9	12.1
Provisions used during the period	(0.3)	(0.5)
Reversal of pre-existing warranty provisions	(4.4)	(10.5)
Discounting	2.2	0.7
Effects of changes in foreign exchange rates	(3.9)	1.1

Ending balance	27.5	29.0
Thereof:
Current provisions	10.5	12.3

Non-current provisions	17.0	16.7